Salaries and social security - Summary of detailed information about salaries and social security (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security current	$ 95	$ 58	$ 68
Bonuses and incentives provision current	179	104	113
Cash-settled share-based payments provision non current	33
Vacation provision current	66	45	77
Provision for severance indemnities current	66
Other employee benefits current	6	3	39
Other employee benefits non current	1		1
Salaries and social security current	412	210	297
Salaries and social security non current	$ 34	$ 0	$ 1